As filed with the Securities and Exchange Commission on December 16, 2013

Securities Act File No. 333-25803

Investment Company Act File No. 811-08189

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 37
(Check appropriate box or boxes)	☒

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
J.P. Morgan Investment Management Inc.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on , 2013 pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 relates to the following fund:

JPMorgan Mid Cap Value Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Fleming Mutual Fund Group, Inc., certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Westerville and State of Ohio on the 16th day of December, 2013.

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

By:	Robert L. Young*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 16, 2013.

John F. Finn*	Mitchell M. Merin*
John F. Finn	Mitchell M. Merin
Trustee	Trustee

Matthew Goldstein*	William G. Morton*
Matthew Goldstein	William G. Morton
Trustee	Trustee

Robert J. Higgins*	Robert A. Oden, Jr.*
Robert J. Higgins	Robert A. Oden, Jr.
Trustee	Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes	Marian U. Pardo
Trustee	Trustee

Peter C. Marshall*	Frederick W. Ruebeck*
Peter C. Marshall	Frederick W. Ruebeck
Trustee	Trustee

Mary E. Martinez*	James J. Schonbachler*
Mary E. Martinez	James J. Schonbachler
Trustee	Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

By Joy C. Dowd*	By Robert L. Young*
Joy C. Dowd	Robert L. Young
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By /s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase